Convertible debentures	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Convertible debentures
Convertible debentures:

American DG Energy Convertible Debentures

In 2015 and 2014, the Company had issued and outstanding $19,400,000 principal amount of debentures to John N. Hatsopoulos, the Company's Co-Chief Executive Officer, and Principal owners of the Company (the "Senior Unsecured Convertible Debentures"). The debentures, as amended, mature on May 25, 2018 and accrue interest at 6.0% per annum on a semi-annual basis. At the holder's option, the debentures may be converted into shares of the Company's common stock at a conversion price of $2.11 per share, subject to adjustment in certain circumstances. The Company has the option to redeem the debentures at 115% of the Par Value after May 25, 2016.

On May 25, 2014, the total interest due to the debenture holders was $582,000, and the Company satisfied the interest obligation by issuing to the debenture holders 260,154 shares of common stock at $2.24 per share which was the average price of the Company's common stock during the month of April. In connection with this transaction, the Company recorded an additional charge of $42,368 of non-cash interest expense, which was the difference between the average stock price and the fair market value on May 25, 2014.

On October 3, 2014, the Company consummated a series of transactions whereby, under an agreement with John N. Hatsopoulos and a principal owner of the Company, the holders of the Company’s Senior Unsecured Convertible Debentures paid the interest due under the convertible debentures through the next semiannual payment date of November 25, 2014 by delivering 1,164,000 shares of common stock of its former subsidiary EuroSite Power, which were owned by the Company and which had a market value of $582,000. The Company also delivered 8,245,000 additional shares of EuroSite Power it owned with an aggregate market value of $4,122,500 to the holders of the Senior Unsecured Convertible Debentures for prepayment of all interest which would become due under the Senior Unsecured Convertible Debentures through the maturity date of May 25, 2018. In connection with these transactions, the Company delivered to the holders of the Senior Unsecured Convertible Debentures three-year warrants with an exercise price per share of $0.60 to purchase an additional 1,164,000 shares of EuroSite Power from the Company with an aggregate market value of $84,911.

These transactions are reciprocal transfers and thus exchanges of non-monetary assets which are accounted for at fair value. The fair value recognized in recording the exchanges equaled the fair market value of the EuroSite Power shares relinquished and the amount of cash the counterparties to the exchange could have received in cash in lieu of accepting the shares, which amounts were identical with the exception of the additional value ascribed to the warrants of $84,911. No gain or loss was recognized relative to these transactions under ASC 810-10-45-23 since the Company retained a controlling financial interest in EuroSite Power following these transactions. Accordingly, these transactions were accounted for as equity transactions with any difference between the fair value assigned and the necessary adjustment to noncontrolling interest being assigned to the additional paid-in capital of the Company.

Following the payment of all current and future interest under the convertible debentures, the Company exchanged the Senior Unsecured Convertible Debentures which bore interest at an annual rate of 6% for non-interest bearing convertible debentures ("2014 Senior Unsecured Convertible Debentures"), the 2014 Convertible Debentures, with all other terms including the principal amount, maturity date, and conversion terms and privileges remaining unchanged.

The exchange of debentures was not considered to be an extinguishment under ASC 470-50 as the debt instruments exchanged were not considered to have substantially different terms and, accordingly, no gain or loss was recognized. The existing basis in the convertible debentures prior to the exchange was carried over and an additional discount equal to the fair value of the EuroSite Power shares exchanged for future interest and the fair value of the warrants was recorded. The total discount, including the fair value of the warrant of $84,911, was $4,207,411. The revised discount is being amortized to interest expense on the interest method. The effective interest rates to fully accrete the 2014 Convertible Debentures to their face value at maturity is 7.8%.

The unamortized discount at December 31, 2015 and 2014 was $3,321,088 and $4,523,051, respectively. The non-cash interest expense related to amortization of the discount in the year ended December 31, 2015 and 2014 was $1,191,333 and $162,486, respectively.

Eurosite Power Convertible Debentures

On February 26, 2013, EuroSite Power issued a promissory note in the amount of $1,100,000 to the Company. Under the terms of the agreement EuroSite Power was to pay interest at a rate of 6.0% per annum payable quarterly in arrears.

                On June 14, 2013, EuroSite Power entered into subscription agreements with certain investors, including the Company, for a private placement of an aggregate principal amount of $4,000,000 of 4% Senior Unsecured Convertible Notes Due 2015, or the Notes. In connection with the private placement, the Company exchanged the promissory note in the aggregate principal amount of $1,100,000, originally issued on February 26, 2013 (the "Old Note") for a like principal amount of the Notes and cash paid for any accrued but unpaid interest on the Old Note.

     The holders of the Notes are subject to and entitled to the benefits of the 4% Senior Convertible Notes due 2015 Noteholders Agreement, dated June 14, 2013, or the Noteholders Agreement. The Notes were to mature on June 14, 2015 and accrue interest at the rate of 4% per annum payable in cash on a semi-annual basis. At the Investor's option, the Notes may be converted into shares of EuroSite Power's common stock at an initial conversion rate of 1,000 shares of common stock per $1,000 principal amount of Notes, subject to adjustment. At the scheduled maturity date, each of the Investors have the following options: request payment of their principal amount and accrued interest in cash; extend the term of the Notes for an additional 3 years with an automatic decrease in interest rate to 3% per annum; or exchange the Notes for a new non-convertible note with a 3-year maturity and a 6% per annum interest rate; no accrued interest will be lost on such exchange.

     EuroSite Power evaluated the term-extending option and concluded that it was an embedded derivative with de minimis value. The Company has subsequently concluded that it is not considered a derivative under ASC 815-Derivatives and Hedging because the term extending feature is considered clearly and closely related to the Notes. Thus, this feature was not required to be bifurcated and no other initial accounting was required. The term-extending option has subsequently been eliminated pursuant to the note exchange agreements discussed herein.

The Notes are guaranteed on a subordinated basis by American DG Energy.

               The Noteholders Agreement provides for customary events of default by EuroSite Power, including failure to pay interest within ten days of becoming due, failure to pay principal when due, failure to comply provisions of the Notes or the Noteholders Agreement, subject to cure, and certain events of bankruptcy or insolvency.

              The holders of the Notes are entitled to the benefits of a registration rights agreement dated June 14, 2013 by and among EuroSite Power and the Noteholders named therein, or the Registration Rights Agreement. The Registration Rights Agreement provides for demand registration rights, such that upon the demand of 30% of the holders of Registrable Securities, as defined in the Registration Rights Agreement and subject to certain conditions (including that EuroSite Power is eligible to use a Form S-3 registration statement and that such holders anticipate an aggregate offering price, net of selling expenses, of at least $250,000), EuroSite Power will file a Form S-3 registration statement covering the Registrable Securities requested to be included in such registration, subject to adjustment.

Included among the investors exchanging their Notes for New Notes were: the Company, in the amount of $1,100,000; Bruno Meier, a director of EuroSite Power, in the amount of $250,000; Prime World Inc., a company controlled by Joan Giacinti, one of the Company's directors, in the amount of $300,000; Charles T. Maxwell, Chairman of the Board of Directors of the Company, in the amount of $250,000; Nettlestone Enterprises Limited, a shareholder of both EuroSite Power and the Company, in the amount of $300,000; Perastra Management S.A., an investor in the Company and EuroSite Power, in the amount of $1,500,000; and Yves Micheli, an investor in EuroSite Power, in the amount of $300,000. On February 20, 2014, EuroSite Power accepted certain separate note exchange agreements, or the Note Exchange Agreements, from the holders of the Notes, pursuant to which EuroSite Power exchanged the Notes for like principal amounts of 4% Senior Convertible Notes Due 2017, or the New Notes, in an aggregate principal amount of $4,000,000. Accrued but unpaid interest on the Notes was treated as accrued interest under the New Notes.

The effect of the Note Exchange agreement (a) extended the maturity date from June 14, 2015 to June 14, 2017, (b) adjusted the conversion price of the notes which changed from 1,000 shares of EuroSite Power's common stock for each $1,000 of principal converted to 1,667 shares of EuroSite Power’s common stock for each $1,000 of principal converted, and (c) eliminated the Holders’ options to extend the Notes. The Company analyzed the impact of the Note Exchange Agreement and determined that the Notes and the New Notes were substantially different and, as a result, EuroSite Power recognized a loss on extinguishment of $713,577 to recognize the excess of the fair value of the New Notes that were issued in the exchange over the carrying value of the Notes surrendered, of which, $180,400 related to the Company's holdings and was eliminated in consolidation. The New Notes were recorded at fair value as of the date of the exchange with the difference between the fair value of the debt of $4,656,000 and the carrying value of $4,000,000, or $656,000, being recorded as a premium. The portion of the $656,000 premium attributable to the Company's holdings, or $180,400, is eliminated in consolidation. The interest method of accounting is used to amortize the premium over the life of the New Notes. The fair value of the New Notes was determined using a binomial lattice model.  The following table provides quantitative information used in the fair value measurement, including the assumptions for the significant unobservable inputs used in the binomial lattice model valuation:

Notional amount	$4,000,000
Par amount	$1,000
Interest rate	4.0
Conversion ratio	1,667
Conversion price, per share	$0.60
Stock price as of the valuation date	$0.51
Historical realized weekly volatility	87%
Risk free rate	0.9%
Discrete dividend payment rate	—%

Significant increases (decreases) in the significant unobservable inputs used in the fair value measurement of the New Notes would result in a significantly higher (lower) fair value measurement.

Effective April 15, 2014 and April 24, 2014 EuroSite Power, entered into a subscription agreements with John N. Hatsopoulos, the chairman of the Company's Board of Directors, certain other investors and a principal owner of the Company for the sale of a $1,450,000, 4% Senior Convertible Note Due 2018 (the "2014 Notes"). The 2014 Notes will mature in four years and will accrue interest at the rate of 4% per annum payable on a semi-annual basis. At the holder’s option, the 2014 Notes may be converted into shares of the EuroSite Power’s common stock at a conversion price of $0.60 per share, subject to adjustment in certain circumstances. The proceeds of the 2014 Notes will be used in connection with the development and installation of current and new energy systems, business development and for general corporate purposes.

On October 3, 2014, EuroSite Power entered into convertible note amendment agreements, or the Note Amendment Agreements, with the Company, John N. Hatsopoulos and principal owner of the Company, as well as certain separate convertible note conversion agreements, or the Note Conversion Agreements, with certain other investors, which eliminated $3,050,000 of EuroSite Power's convertible notes.

Among other things, the Note Amendment Agreements provided for the conversion, in full, of the principal amount of certain of the New Notes and the 2014 Notes or collectively, the Converted Notes, in an aggregate principal amount of $3,050,000, pursuant to which the holders of such Converted Notes, or the Holders, agreed to convert, in full, the principal amount of the Converted Notes. In connection with the conversion, the Converted Notes were cancelled and the Holders were issued 6,100,000 shares of EuroSite Power’s common stock at a conversion price of $.50 per share, with any accrued but unpaid interest to be paid in cash.

The conversion price of $.50 per share was less than the $.60 per share that was contractually provided for on the convertible debentures. Accordingly, in accordance with ASC 470-20-40, this transaction was accounted for as an inducement conversion with the fair value of the incremental shares issued being recognized as an expense. On a consolidated basis after elimination of intercompany items, the expense recognized was $324,977.

The unamortized premium was $136,422 at December 31, 2015 and non-cash interest income related to amortization of the premium for the year-ended December 31, 2015 was $96,288, which was net with interest expense.

The Company guarantees (the “Guarantees”), the remaining Notes on a subordinated basis. Among other things, the Guarantees provide that, in the event of EuroSite Power's failure to pay principal or interest on a Note, the holder of such Note, on the terms and conditions set forth in the Notes, may proceed directly against the Company, as guarantor, to enforce the Guarantee. These securities were offered and sold to the investors in private placement transactions made in reliance upon exemptions from registration pursuant to Section 4(a)(2) under the Securities Act of 1933 and Rule 506 promulgated thereunder. The investors are accredited investors as defined in Rule 501 of Regulation D promulgated under the Securities Act of 1933.

The face amount of convertible debentures and the related premium or discount are as follows as of December 31, 2015 and 2014, respectively:

	2015
	American DG Energy	EuroSite Power	Total
Face amount	$19,400,000	$2,400,000	$21,800,000
Premium (discount)	(3,321,088)	136,422	(3,184,666)
	16,078,912	2,536,422	18,615,334
Less amounts due to related parties	(16,078,912)	(951,158)	(17,030,070)
	$—	$1,585,264	$1,585,264

	2014
	American DG Energy	EuroSite Power	Total
Face amount	$19,400,000	$2,400,000	$21,800,000
Premium (discount)	(4,523,051)	232,710	(4,290,341)
	14,876,949	2,632,710	17,509,659
Less amounts due to related parties	(14,876,949)	(987,266)	(15,864,215)
	$—	$1,645,444	$1,645,444